Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 27, 2021 item	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Property, plant and equipment
Total property, plant and equipment, gross		¥ 13,371,659		¥ 13,371,659	¥ 5,539,261
Less: Accumulated depreciation		(2,156,225)		(2,156,225)	(983,222)
Less: Accumulated impairment loss		(27,536)		(27,536)	(57,770)
Total property, plant and equipment, net		11,187,898		11,187,898	4,498,269		$ 1,622,093
Depreciation expenses				1,194,781	579,097	¥ 312,011
Impairment recognized for property, plant and equipment				0	27,388	¥ 30,381
Other noncurrent assets		¥ 2,421,293		2,421,293	1,981,076		$ 351,054
Estimated useful lives
Property, plant and equipment
Estimated useful lives (in years)		3 years	10 years
Estimated useful lives | Adjustment
Property, plant and equipment
Depreciation expenses				357,500
Investment agreement [Member] | Sichuan Li Xinchen Technology Co., Ltd
Property, plant and equipment
Number of board members right to nominate | item	3
Total number of board members | item	5
Capital contribution of long-lived assets								¥ 228,668
Investment agreement [Member] | Sichuan Li Xinchen Technology Co., Ltd | Beijing CHJ
Property, plant and equipment
Noncontrolling equity interest	51.00%
Investment agreement [Member] | Bejing CHJ | Beijing CHJ
Property, plant and equipment
Noncontrolling equity interest								51.00%
Beijing Manufacturing Base Agreements
Property, plant and equipment
Construction in process		¥ 469,317		469,317
Other noncurrent assets		214,092		214,092
Production machineries and facilities
Property, plant and equipment
Total property, plant and equipment, gross		3,226,785		¥ 3,226,785	804,281
Production machineries and facilities | Minimum
Property, plant and equipment
Estimated useful lives (in years)				3 years
Production machineries and facilities | Maximum
Property, plant and equipment
Estimated useful lives (in years)				10 years
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross		2,748,697		¥ 2,748,697	1,942,953
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross		2,721,990		2,721,990	1,098,392
Buildings
Property, plant and equipment
Total property, plant and equipment, gross		2,046,472		¥ 2,046,472	409,123
Estimated useful lives (in years)				20 years
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross		1,070,995		¥ 1,070,995	660,902
Equipment
Property, plant and equipment
Total property, plant and equipment, gross		626,502		¥ 626,502	266,745
Equipment | Minimum
Property, plant and equipment
Estimated useful lives (in years)				3 years
Equipment | Maximum
Property, plant and equipment
Estimated useful lives (in years)				5 years
Vehicle sales
Property, plant and equipment
Total property, plant and equipment, gross		615,231		¥ 615,231	59,702
Vehicle sales | Minimum
Property, plant and equipment
Estimated useful lives (in years)				2 years
Vehicle sales | Maximum
Property, plant and equipment
Estimated useful lives (in years)				4 years
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross		¥ 314,987		¥ 314,987	¥ 297,163
Buildings improvements | Minimum
Property, plant and equipment
Estimated useful lives (in years)				5 years
Buildings improvements | Maximum
Property, plant and equipment
Estimated useful lives (in years)				10 years